Income Taxes (Components Of Income Tax Expense) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Abstract]
Domestic, Current	¥ 13,481	¥ 175	¥ 12,988
Foreign, Current	7,650	5,956	4,599
Sub Total, Current	21,131	6,131	17,587
Domestic, Deferred	34,274	56,194	28,207
Foreign, Deferred	3,498	(995)	(8,633)
Sub Total, Deferred	37,772	55,199	19,574
Income Tax Expense (Benefit), Total	¥ 58,903	¥ 61,330	¥ 37,161